Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)
Consolidated Balance Sheets	As of June 30, 2013	As of December 31, 2012
Liabilities:
Manager - payments on behalf of the Partnership (a)	$19,665	$15,957
Management fee payable to CSM (b)	$1,397	$1,490

Due to related parties	$21,062	$17,447

Deferred revenue - current (e)	$4,961	$4,637

Total liabilities	$26,023	$22,084
Statement of comprehensive income	For the six-month period ended June 30,
	2013	2012
Revenues (c)	$28,008	$33,904
Vessel operating expenses	$8,496	$13,422
Voyage expenses	$160	$284
General and administrative expenses (d)	$1,521	$1,539

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	05/2014	$14.8 ($14.6)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	04/2014	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Agamemnon	1 TC	03/2013	02/2014	$14.5 ($14.5)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander The Great	1 TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1TC	01/2012	12/2012	$28.0 ($27.7)